OTHER RESERVES - Schedule of Capital Redemption Reserve (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER RESERVES (Details) - Schedule of Capital Redemption Reserve [Line Items]
Shares cancelled under share buyback programmes	£ 0	£ 0	£ 1,095
Capital redemption reserve
OTHER RESERVES (Details) - Schedule of Capital Redemption Reserve [Line Items]
At 1 January	4,462	4,462	4,273
Redemption of preference shares (note 39)	(17)	0	0
Shares cancelled under share buyback programmes	0	0	189
At 31 December	£ 4,479	£ 4,462	£ 4,462